EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

	12/31/2021
	ORDINARY		PREFERENTIALS				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
FIA Dinâmica and Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	—	—	—	—	30,890,676	11.03	30,890,676	1.97
American Depositary Receipts – ADR’s	52,065,112	4.04	—	—	5,340,887	1.91	57,405,999	3.66
Others	287,048,510	22.27	146,920	100.00	206,755,564	73.86	493,950,994	31.48
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

	12/31/2020
	ORDINARY		PREFERENTIALS				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.91
FIA Dinâmica and Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	190,045	0.01	—	—	31,437,673	11.23	31,627,718	2.01
American Depositary Receipts – ADR’s	38,663,271	3.00	—	—	5,235,367	1.87	43,898,638	2.80
Others	300,260,306	23.30	146,920	100.00	206,314,087	73.70	506,721,313	32.30
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

Schedule of profit distribution

Assignment of Net Income	12/31/2021	12/31/2020
Fiscal year balance assignment	5,646,141	6,338,688
Legal reserve	(282,307)	(316,934)
Realization of the revaluation reserve	2,351	2,757
Prescribed Dividends	—	4,044
CEEE GT split adjustments	(33,534)	—
IFRS 9 and IFRS 15 adjustments	—	182,523
Mandatory Dividends	(1,340,958)	(1,507,139)
Retained earnings to be allocated	3,991,693	4,703,939
Constitution of Statutory Reserve and Profit Retention Reserve	(3,991,693)	(4,703,939)
Balance from fiscal year to be distributed	—	—